DEBENTURES (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Dec. 31, 2018 USD ($) item shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Debt Instrument [Line Items]
Proceeds from non-convertible debentures		$ 98,990		$ 55,960
Debentures Series G [Member]
Debt Instrument [Line Items]
Proceeds from non-convertible debentures	$ 115,000
Principal amount		$ 125,000	$ 135,000
Interest rate		2.79%	2.79%		2.79%	2.79%
Number of installment payments | item		7
Hedging transactions asset fair value		$ 4,951	$ 16,455
Debentures Series G [Member] | Israel, New Shekels INS [Member]
Debt Instrument [Line Items]
Principal amount | ₪					₪ 468,000	₪ 468,000
Jazz's Notes [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 58,000
Interest rate			8.00%			8.00%
Number of shares issued from conversion | shares		5,800,000